QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended											12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 29, 2013	Sep. 29, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 30, 2012	Sep. 23, 2012	Jun. 24, 2012	Mar. 25, 2012	Dec. 25, 2011	Sep. 25, 2011	Jun. 26, 2011	Dec. 29, 2013	Dec. 30, 2012	Dec. 25, 2011	Dec. 30, 2012 Television [Member]	Dec. 30, 2012 Television [Member]	Dec. 29, 2013 Television [Member]	Dec. 30, 2012 Television [Member]	Dec. 25, 2011 Television [Member]	Dec. 30, 2012 Radio [Member]	Dec. 30, 2012 Radio [Member]	Dec. 29, 2013 Radio [Member]	Dec. 30, 2012 Radio [Member]	Dec. 25, 2011 Radio [Member]	Dec. 29, 2013 Publishing [Member]	Dec. 30, 2012 Publishing [Member]	Dec. 25, 2011 Publishing [Member]	Dec. 29, 2013 Corporate [Member]	Dec. 30, 2012 Corporate [Member]	Dec. 25, 2011 Corporate [Member]	Dec. 29, 2013 Corporate [Member]	Dec. 30, 2012 Corporate [Member]	Dec. 25, 2011 Corporate [Member]
Selected Quarterly Financial Information [Abstract]
Revenue	$ 107,366	$ 96,919	$ 99,778	$ 93,204	$ 122,158	$ 96,219	$ 94,068	$ 80,673				$ 397,267	$ 393,118	$ 351,452			$ 166,616	$ 152,444	$ 110,372			$ 76,816	$ 76,259	$ 70,367	$ 154,558	$ 164,947	$ 170,976	$ (723)	$ (532)	$ (263)	$ (723)	$ (532)	$ (263)
Gross profit	51,541	40,277	45,411	40,801	65,377	43,906	45,573	33,013				178,030	187,869
Net earnings	11,260	4,546	6,602	3,793	15,097	7,698	7,611	2,919				26,201	33,325	22,186
Earnings per share
Basic - class A and B common stock (in dollars per share)	$ 0.22	$ 0.09	$ 0.13	$ 0.08	$ 0.30	$ 0.14	$ 0.13	$ 0.05				$ 0.52	$ 0.61
Diluted - class A and B common stock (in dollars per share)	$ 0.22	$ 0.09	$ 0.13	$ 0.08	$ 0.30	$ 0.14	$ 0.13	$ 0.05				$ 0.52	$ 0.61	$ 0.37
Basic and diluted - class C common stock (in dollars per share)					$ 0	$ 0.15	$ 0.28	$ 0.19					$ 0.74
Pre-tax charge for separation benefits	35	80	716	32	29	553	1,035	38
Pre-tax long-lived asset impairment charge						493
Broadcast license impairment									735			0	1,616	735	887	664	0	664	735	729	952	0	952	0	0	0	0	0	0	0
Pre-tax gain on the sale					$ (319)					$ 253	$ 245